UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (98.1%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Engility Holdings, Inc.	6,365	$191,205

Huntington Ingalls Industries, Inc.	1,775	248,766

		439,971
Airlines (4.3%)

Alaska Air Group, Inc.	6,455	427,192

Allegiant Travel Co.	1,430	274,975

JetBlue Airways Corp.(NON)(S)	37,065	713,501

		1,415,668
Auto components (6.2%)

Autoliv, Inc. (Sweden)	1,790	210,808

Cooper Tire & Rubber Co.	10,130	433,969

Dana Holding Corp.(S)	18,350	388,286

Lear Corp.	3,710	411,142

Tenneco, Inc.(NON)	5,230	300,307

TRW Automotive Holdings Corp.(NON)	2,560	268,416

		2,012,928
Banks (4.6%)

Comerica, Inc.	7,415	334,639

OFG Bancorp (Puerto Rico)	36,235	591,355

Popular, Inc. (Puerto Rico)(NON)	5,547	190,761

WesBanco, Inc.	11,430	372,389

		1,489,144
Biotechnology (3.2%)

Emergent BioSolutions, Inc.(NON)	15,125	434,995

Myriad Genetics, Inc.(NON)(S)	9,095	321,963

United Therapeutics Corp.(NON)	1,690	291,415

		1,048,373
Capital markets (4.2%)

AllianceBernstein Holding LP (Partnership shares)	11,960	369,205

GAMCO Investors, Inc. Class A	1,505	118,158

Piper Jaffray Cos.(NON)	3,580	187,807

SEI Investments Co.	8,960	395,046

Waddell & Reed Financial, Inc. Class A	5,899	292,236

		1,362,452
Chemicals (1.5%)

Cabot Corp.	4,545	204,525

Methanex Corp. (Canada)	3,400	182,138

OM Group, Inc.	3,435	103,153

		489,816
Commercial services and supplies (0.9%)

ACCO Brands Corp.(NON)	34,790	289,105

Civeo Corp.	7,605	19,317

		308,422
Communications equipment (3.8%)

Brocade Communications Systems, Inc.	56,425	669,483

F5 Networks, Inc.(NON)	2,095	240,799

Polycom, Inc.(NON)	24,990	334,866

		1,245,148
Construction and engineering (0.6%)

AECOM(NON)	6,300	194,166

		194,166
Consumer finance (0.9%)

Nelnet, Inc. Class A	6,160	291,491

		291,491
Containers and packaging (1.6%)

Owens-Illinois, Inc.(NON)	5,035	117,416

Rock-Tenn Co. Class A	6,060	390,870

		508,286
Diversified consumer services (4.5%)

Apollo Education Group, Inc. Class A(NON)	13,600	257,312

DeVry Education Group, Inc.	6,875	229,350

H&R Block, Inc.	9,363	300,271

ITT Educational Services, Inc.(NON)(S)	6,980	47,394

Strayer Education, Inc.(NON)	11,885	634,778

		1,469,105
Electric utilities (0.7%)

Westar Energy, Inc.	5,990	232,172

		232,172
Electronic equipment, instruments, and components (2.8%)

Arrow Electronics, Inc.(NON)	3,725	227,784

Ingram Micro, Inc. Class A(NON)	10,700	268,784

ScanSource, Inc.(NON)	7,910	321,542

Vishay Intertechnology, Inc.	6,950	96,049

		914,159
Energy equipment and services (3.4%)

Helmerich & Payne, Inc.(S)	3,160	215,101

ION Geophysical Corp.(NON)	102,625	222,696

Nabors Industries, Ltd.	15,975	218,059

Oil States International, Inc.(NON)	2,315	92,068

Patterson-UTI Energy, Inc.	8,190	153,767

Superior Energy Services, Inc.	9,680	216,251

		1,117,942
Food products (1.0%)

Pilgrim's Pride Corp.(S)	7,300	164,907

Sanderson Farms, Inc.(S)	2,180	173,637

		338,544
Gas utilities (1.1%)

Atmos Energy Corp.	2,110	116,683

UGI Corp.	7,192	234,387

		351,070
Health-care equipment and supplies (4.2%)

Analogic Corp.	2,815	255,884

Becton Dickinson and Co.	580	83,282

Greatbatch, Inc.(NON)	5,945	343,918

PhotoMedex, Inc.(NON)(S)	6,240	12,542

ResMed, Inc.	6,265	449,702

Thoratec Corp.(NON)	5,329	223,232

		1,368,560
Health-care providers and services (6.6%)

Chemed Corp.	3,540	422,676

Hanger, Inc.(NON)	6,205	140,791

HealthSouth Corp.	6,025	267,269

Mednax, Inc.(NON)	4,535	328,833

Owens & Minor, Inc.	6,675	225,882

Patterson Cos., Inc.	7,505	366,169

Select Medical Holdings Corp.	26,995	400,336

		2,151,956
Hotels, restaurants, and leisure (2.0%)

Cheesecake Factory, Inc. (The)	5,267	259,821

International Game Technology	23,315	405,914

		665,735
Household products (0.7%)

Energizer Holdings, Inc.	1,745	240,897

		240,897
Insurance (4.9%)

Assurant, Inc.	3,500	214,935

Endurance Specialty Holdings, Ltd.	2,002	122,402

Genworth Financial, Inc. Class A(NON)	19,085	139,511

Horace Mann Educators Corp.	10,715	366,453

Torchmark Corp.	3,725	204,577

Validus Holdings, Ltd.	9,005	379,111

W.R. Berkley Corp.	3,470	175,270

		1,602,259
Internet software and services (0.7%)

IAC/InterActive Corp.	3,180	214,555

		214,555
IT Services (4.8%)

Booz Allen Hamilton Holding Corp.	7,915	229,060

Broadridge Financial Solutions, Inc.	5,390	296,504

CSG Systems International, Inc.	12,215	371,214

Global Cash Access Holdings, Inc.(NON)	24,960	190,195

Mantech International Corp. Class A	9,740	330,576

Syntel, Inc.(NON)	3,000	155,190

		1,572,739
Machinery (7.0%)

AGCO Corp.(S)	2,615	124,579

Federal Signal Corp.	19,490	307,747

Greenbrier Cos., Inc. (The)(S)	6,650	385,700

Hyster-Yale Materials Holdings, Inc.	1,795	131,556

Oshkosh Corp.(S)	6,835	333,480

Terex Corp.	5,125	136,274

Valmont Industries, Inc.(S)	2,740	336,691

Wabash National Corp.(NON)	14,475	204,098

WABCO Holdings, Inc.(NON)	2,560	314,573

		2,274,698
Metals and mining (0.3%)

Commercial Metals Co.	6,805	110,173

		110,173
Multi-utilities (1.4%)

TECO Energy, Inc.	12,360	239,784

Vectren Corp.	4,825	212,976

		452,760
Multiline retail (1.2%)

Dillards, Inc. Class A	2,810	383,593

		383,593
Oil, gas, and consumable fuels (0.8%)

Alliance Resource Partners LP	7,855	262,593

		262,593
Paper and forest products (0.8%)

Domtar Corp. (Canada)	5,430	250,975

		250,975
Personal products (0.4%)

Herbalife, Ltd.(NON)	3,335	142,605

		142,605
Professional services (1.8%)

ManpowerGroup, Inc.	1,290	111,134

Navigant Consulting, Inc.(NON)	18,265	236,714

RPX Corp.(NON)	16,125	232,039

		579,887
Real estate investment trusts (REITs) (0.7%)

Omega Healthcare Investors, Inc.(S)	5,613	227,718

		227,718
Real estate management and development (1.6%)

Jones Lang LaSalle, Inc.	3,075	523,980

		523,980
Road and rail (0.8%)

ArcBest Corp.	7,330	277,734

		277,734
Semiconductors and semiconductor equipment (4.8%)

Lam Research Corp.	5,831	409,540

Marvell Technology Group, Ltd.	13,180	193,746

Omnivision Technologies, Inc.(NON)	14,365	378,805

Skyworks Solutions, Inc.	5,945	584,334

		1,566,425
Software (1.9%)

FactSet Research Systems, Inc.(S)	3,865	615,308

		615,308
Specialty retail (2.9%)

Aaron's, Inc.	4,675	132,349

ANN, Inc.(NON)	6,880	282,286

Cato Corp. (The) Class A	3,282	129,967

GameStop Corp. Class A(S)	10,850	411,866

		956,468
Technology hardware, storage, and peripherals (0.9%)

Lexmark International, Inc. Class A	6,675	282,620

		282,620
Textiles, apparel, and luxury goods (0.3%)

Deckers Outdoor Corp.(NON)	1,546	112,657

		112,657

Total common stocks (cost $25,704,869)		$32,065,752

SHORT-TERM INVESTMENTS (14.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	3,903,619	$3,903,619

Putnam Short Term Investment Fund 0.09%(AFF)	724,037	724,037

Total short-term investments (cost $4,627,656)		$4,627,656

TOTAL INVESTMENTS

Total investments (cost $30,332,525)(b)		$36,693,408

.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $32,686,721.
(b)	The aggregate identified cost on a tax basis is $30,384,476, resulting in gross unrealized appreciation and depreciation of $8,065,089 and $1,756,157, respectively, or net unrealized appreciation of $6,308,932.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$202,943	$1,224,446	$703,352	$77	$724,037
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $3,903,619, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,811,804.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,600,486	$—	$—
Consumer staples	722,046	—	—
Energy	1,380,535	—	—
Financials	5,497,044	—	—
Health care	4,568,889	—	—
Industrials	5,490,546	—	—
Information technology	6,410,954	—	—
Materials	1,359,250	—	—
Utilities	1,036,002	—	—
Total common stocks	32,065,752	—	—
Short-term investments	724,037	3,903,619	—

Totals by level	$32,789,789	$3,903,619	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015